CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
8.25% Series A cumulative redeemable preferred stock
Preferred stock, dividend rate (as a percent)	8.25%	8.25%	8.25%
7.75% Series B cumulative redeemable preferred stock
Preferred stock, dividend rate (as a percent)	7.75%	7.75%	7.75%
8.50% Series C preferred stock
Preferred stock, dividend rate (as a percent)	8.50%	8.50%	8.50%